UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):    [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:              Knoll Capital Management, L.P.
Address:           200 Park Avenue
                   Suite 3900
                   New York, New York 10166
Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Patrick G. O'Neill
Title:    Chief Operating Officer
Phone:    (212) 808-7474

Signature, Place, and Date of Signing:

/s/  Patrick G. O'Neill, New York, New York, 07/08/2005

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

                           FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers:  0



Form 13F Information Table Entry Total:  37 Data Records



Form 13F Information Table Value Total:  $198,019,000



List of Other Included Managers:

NONE

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     Column 1                    Column 2      Column 3   Column 4    Column 5     Column 6     Column 7         Column 8
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    NAME OF ISSUER               TITLE OF        CUSIP      VALUE      SHRS OR    INVESTMENT     OTHER       VOTING AUTHORITY
                                  CLASS                   (x$1000)     SH/PUT/    DISCRETION    MANAGERS     ----------------
                                                                      PRN AMT                                  SOLE    SHARED  NONE
                                                                      PRN CALL
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
Acacia Research Corp.              COM         003881307      1454    274300 SH      SOLE                     274300
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Alfacell Corp.                     COM         015404106      9716   2218180 SH      SOLE                    2218180
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Altair Nanotechnologies Inc.       COM         021373105       160     59127 SH      SOLE                      59127
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American Pharmaceuticals Ptn       COM         02886P109     56175   1501595 SH      SOLE                    1501595
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American Pharmaceuticals Ptn       CALL        02886P909      3213    1810 CALL      SOLE                       1810
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Ampex Corp.                        COM         032087108      9168    232100 SH      SOLE                     232100
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Antigenics Inc.                    COM        0327032109      1123    111000 SH      SOLE                     111000
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ATP Oil and Gas Corp               COM         00208J108     24918   1340400 SH      SOLE                    1340400
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Biovail Corp.                      COM         09067J109      1653    100000 SH      SOLE                    100000
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Bioveris Corp.                     COM         090676107      7129    975300 SH      SOLE                    975300
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Coeur D Alene Mines Corp.          COM         192108108      2507    637800 SH      SOLE                    637800
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Comforce Corp.                     COM         20038K109       605    220100 SH      SOLE                    220100
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Creative Technology Ltd ORD        ORD         Y1775U107      5943    397000 SH      SOLE                    397000
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Delta Petroleum Corp.            COM NEW       247907207       972     62000 SH      SOLE                     62000
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Discovery Laboratories Inc.        COM         254668106      3253    410257 SH      SOLE                    410257
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Flamel Technologies SA         SPONSORED ADR   338488109     30162   1547574 SH      SOLE                   1547574
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Forward Industries Inc.            COM         349862300       537    103600 SH      SOLE                   103600
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Gammon Lakes Resources Inc.        COM         364915108       792    148400 SH      SOLE                   148400
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Geron Corp.                        COM         374163103       703     88169 SH      SOLE                    88169
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Goldcorp Inc.                      COM         380956409      3331    221500 SH      SOLE                   221500
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Hecla Mining Co.                   COM         422704106      6857   1176100 SH      SOLE                  1176100
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Hythiam Inc                        COM         44919F104      3326    538200 SH      SOLE                   538200
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Ionatron Inc.                      COM         462070103      4157    366900 SH      SOLE                   366900
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I-Trax Inc.                        COM         45069D203       681    360500 SH      SOLE                   360500
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Microislet Inc.                    COM         59507Q106        44     34000 SH      SOLE                   34000
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Newmont Mining Corp.               CALL        651639906       450    1000 CALL      SOLE                    1000
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Nexmed Inc.                        COM         652903105       438    656550 SH      SOLE                  656550
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Pacificare Health Systems Inc.     COM         695112102      8902    265000 SH      SOLE                  265000
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Pacificare Health Systems Inc.     CALL        695112902      2947    1882 CALL      SOLE                    1882
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Parker Drilling Co                 COM         701081101       415    105700 SH      SOLE                  105700
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


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
Penn Octane Corp.                  COM         707573101       210    230450 SH      SOLE                  230450
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Syntroleum Corp.                   COM         871630109       130     16164 SH      SOLE                   16164
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Tag-It Pacific Inc.                COM         873774103       450    100000 SH      SOLE                  100000
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TLC Vision Corp.                   COM         872549100        80      7650 SH      SOLE                    7650
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TLC Vision Corp.                   CALL        872549900      1140   19000 CALL      SOLE                   19000
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WebMD                              COM         94769M105       979    120000 SH      SOLE                  120000
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Zi Corp.                           COM         988918108      3299    455000 SH      SOLE                  455000
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